Stockholders' Equity:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]
9.	Stockholders’ Equity:

Deemed Dividend

In connection with the January 28, 2015 private placement transaction, certain executed warrants were re-priced. The non-cash financial impact of $106 thousand relating to the repricing of warrants has been recorded as a deemed dividend in the accompanying financial statements.

In connection with the May 8, 2015 private placement transaction, certain executed warrants were re-priced. The non-cash financial impact of $104 thousand relating to the repricing of warrants has been recorded as a deemed dividend in the accompanying financial statements.

Stock Option Plans

Prior to 2008, the Company adopted a 1998 Stock Option Plan and a 2000 Equity Incentive Plan, and in September 2008, it adopted a 2008 Incentive Award Plan (collectively, the “Plans”). The Plans provide for the award of options to purchase common stock, restricted shares of common stock and certain other equity and equity-based awards to directors, officers, employees and consultants or advisors of the Company and certain affiliated entities. In the aggregate, as of September 30, 2015 the Plans provide for grants of both qualified and non-qualified stock options, as well as other equity-based awards, with respect to up to 2,408,000 shares in the aggregate.

 As of September 30, 2015, there were 883,400 options issued and outstanding with a weighted average exercise price of $54.97 per share.

A summary of the status of the Company’s unvested stock options at September 30, 2015, and changes during the nine months then ended, is presented below.

Non-Vested Stock Options (unaudited)	Shares	Weighted Average Grant-Date Fair Value
Non-Vested at December 31, 2014	313,000	$22.44
Granted	4,000	2.08
Vested	(10,000)	(8.61)
Forfeited	(102,000)	23.18
Non-Vested at September 30, 2015	205,000	$22.35

As of September 30, 2015, there was $649,000 of unrecognized compensation cost related to unvested share-based compensation arrangements under the Plans. The compensation cost will be recognized over the next 39 months.

During the nine months ended September 30, 2015, 4,000 ten year stock options were granted to board members. 2,000 options were granted at an exercise price of $3.00 per share, vesting 50% after one year and 100% after two years. 2,000 options were granted at an exercise price of $1.16 per share and vested immediately. No stock options were exercised during the nine months ended September 30, 2015.

As of September 30, 2015, 942,159 shares have been issued from the 2008 Incentive Award Plan to satisfy severance agreements and to provide stock in lieu of cash compensation to Dr. Chapman and Dr. Mullan.

The outstanding stock options as of September 30, 2015 had no intrinsic value.

Warrant activity

On June 16, 2015, the Company entered into a Securities Purchase Agreement for the issuance and sale by the Company of 1,644,500 shares of common stock and warrants to purchase up to 1,233,375 shares of common stock. The warrants which have an exercise price of $2.83 are exercisable six months following the issuance and will expire on the fifth anniversary of the initial date that the warrants become exercisable. For a period of six months following the issuance of the warrants, they contain full ratchet anti-dilution protection upon the issuance of any common stock, securities convertible into common stock or certain other issuances at a price below the then-existing exercise price of the warrants, with certain exceptions.

During the nine months ended September 30, 2015, 196,072 warrants were exercised resulting in gross proceeds to the Company of $389,000.

During the nine months ended September 30, 2015, 168,337 warrants with an exercise price of $3.75 were issued as a part of a private placement that the Company completed in January 2015, 69,831 warrants with an exercise price of $3.00 were issued as part of a private placement that the Company completed in May 2015 and 1,233,375 warrants with an exercise price of $2.83 were issued as part of a private placement that the Company completed in June 2015.

As of September 30, 2015, the Company had 2,360,974 warrants outstanding with a weighted average exercise price of $12.16 per share. The intrinsic value of the exercisable warrants at September 30, 2015 was zero.

12.	Stockholders’ equity:

Warrants:

The Company grants common stock warrants in connection with direct equity shares purchased by investors as an additional incentive for providing long-term equity capital to the Company and as additional compensation to consultants and advisors. The warrants are granted at negotiated prices in connection with the equity share purchases and at the market price of the common stock in other instances. The warrants have been issued for various terms ranging from several months to ten years.

Common stock warrants issued, redeemed and outstanding during the years ended December 31, 2014, 2013 and 2012 are as follows:

		Weighted Average
		Exercise
		Price Per
	Number	Share
Warrants
Warrants outstanding at January 1, 2012	35,951,707	$1.87
Warrants issued during 2012	6,225,254	4.05
Warrants exercised during 2012	(25,667,794)	(1.21)
Warrants expired during 2012	-	-
Warrants outstanding at December 31, 2012	16,509,167	$1.79
Warrants issued during 2013	-	-
Warrants exercised during 2013	(5,859,335)	1.66
Warrants expired during 2013	-	-
Warrants outstanding at December 31, 2013	10,649,832	$1.87
Warrants issued during 2014	21,317,940	1.00
Warrants exercised during 2014	(4,167,940)	(1.72)
Warrants expired during 2014	(662,252)	(3.50)
Warrants outstanding at December 31, 2014	27,137,580	$1.17

Sale of securities and exercise of warrants 2012:

On February 28, 2012, the Company entered into a Securities Purchase and Registration Rights Agreement ("Agreement No. 1") with an accredited investor (the "Investor") who held previously issued warrants for: (i) 3,260,869 shares of the Company's common stock, par value $0.0001 per share ("Common Stock"), at an exercise price of $2.00 per share and (ii) 2,554,385 shares of the Company's Common Stock at an exercise price of $1.50 per share (collectively, the "Prior Warrants").

Pursuant to Agreement No. 1, in order to induce the Investor to immediately exercise the Prior Warrants, the Company agreed to grant the Investor new warrants with an exercise price of $4.05 per share for the same amount of shares of Common Stock as the Prior Warrants (the "New Warrants") in exchange for the exercise of the Investor's Prior Warrants for cash whereby the Investor purchased 5,815,254 shares of Common Stock for gross proceeds to the Company of $10.4 million (collectively, the "First February 28 Transaction"). The New Warrants were exercisable immediately into an aggregate of 5,815,254 shares of Common Stock and expire on February 28, 2017.

Additionally, on February 28, 2012, the Company entered into a Securities Purchase and Registration Rights Agreement ("Agreement No. 2") with the Investor to sell 410,000 shares (the "Shares") of the Company's Common Stock at $4.05 per share and warrants to purchase an aggregate of 410,000 shares of Common Stock at an exercise price of $4.05 per share (the "Warrants") (collectively, the "Second February 28 Transaction"). The Second February 28 Transaction resulted in gross proceeds to the Company of $1.7 million. The Warrants were first exercisable on August 28, 2012 and expire on August 28, 2017.

Pursuant to a warrant reset agreement, between November 13 and 15, 2012, holders of previously issued warrants exercisable for 18,500,000 shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), with a weighted average exercise price of $2.71 per share (the “Prior Warrants”), agreed with the Company to immediately exercise the Prior Warrants for cash in exchange for a reduction of exercise price of the Prior Warrants to $1.00 per share. Mr. Williams also exercised 1,000,000 warrants issued to him in a prior transaction at the full warrant exercise price of $1.50 per share. The gross proceeds from the exercise of the Prior Warrants and Mr. Williams’ exercise of his warrants resulted in gross proceeds to the Company of $20 million. The exercise resulted in the issuance of 19,500,000 shares of Common Stock and the cancellation of warrants exercisable for 19,500,000 shares of Common Stock.

In addition to the warrant exercises noted above, 352,540 warrants were exercised during the year ended December 31, 2012 resulting in gross proceeds to the Company of $0.5 million.

Exercise of warrants 2013:

During the year ended December 31, 2013, there were no warrants granted; however, 5,859,335 warrants were exercised. The details of the warrant exercises during 2013 follows:

During the first quarter 16,666 warrants were exercised resulting in gross proceeds to the Company of $30 thousand.

On August 1, 2013, two of the Company’s long-term shareholders who held previously issued warrants exercisable for 2,580,646 shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), with a weighted average exercise price of $1.85 per share (the “Prior Warrants”) agreed with the Company to immediately exercise the Prior Warrants for cash in exchange for a reduction of the exercise price of 1,830,646 warrants from $2.00 per share to $1.66 per share and the reduction of the exercise price for 750,000 warrants from $1.50 per share to $1.34 per share.  The transaction resulted in gross proceeds to the Company of approximately $4.0 million.

On November 7, 2013, two of the Company’s long-term shareholders who held previously issued warrants exercisable for 3,262,023 shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), with a weighted average exercise price of $1.50 per share (the “Prior Warrants”), agreed with the Company to immediately exercise the Prior Warrants for cash in exchange for a reduction of the exercise price of the 3,262,023 warrants from $1.50 to $1.15.  The transaction resulted in gross proceeds to the Company of $3.7 million.

Warrant exercise and issuance in 2014:

In the March 2014 private placement, holders of previously held warrants with strike prices ranging from $1.50 to $2.00 agreed to immediately exercise on an aggregate of 4.2 million warrants at a reduced strike price of $1.00 per share. The investors also were issued new warrants for an equal number of shares that have a term of seven years and a strike price of $1.00 per share. This transaction resulted in proceeds of approximately $4.2 million. Under another transaction the Company sold 5.1 million shares with matching warrants for 5.1 million shares to other investors at $1.00 for the shares and warrant shares.

On June 12, 2014, 750,000 warrants were issued to a firm that will provide financial consulting services to the Company. The Company has recognized approximately $0.2 million of expense related to the warrants.

In the August 2014 private placement, the Company sold an aggregate of 10.625 million shares of its common stock at a price of $0.40 per share (the closing price of the Company’s common stock on the Nasdaq Global Market on August 6, 2014) to five accredited investors, some of whom are existing investors (or their affiliates) in the Company. The investors in the August 2014 Private Placement were also granted warrants to purchase an aggregate of 10.625 million shares at an exercise price of $1.00 per share. The warrants will expire on the seventh anniversary of the date of grant.

See Note 19 “Subsequent Events” to these consolidated financial statements for details related to warrant exercise and issuance subsequent to December 31, 2014.

Stock option plans:

Prior to 2008 the Company adopted a 1998 Stock Option Plan, a 2000 Equity Incentive Plan, and in September 2008 it adopted a 2008 Incentive Award Plan (the “Plans”). The Plans provide for grants of options to those officers, key employees, directors and consultants whose substantial contributions are essential to the continued growth and success of the Company. In the aggregate the Plans provide for grants of both qualified and non-qualified stock options to purchase up to 45,200,000 shares at a purchase price equal to the fair market value on the date of grant in the case of qualified options granted to employees.

On January 2, 2014 the Company issued 3,000,000 stock options with an exercise price of $1.16 to Michael J. Mullan, the Company’s Chairman and CEO pursuant to his employment contract. On January 3, 2014 the Company issued 223,052 share grants that vested immediately with a share price of $1.02 per share to two of its brand ambassadors pursuant to their agreements with the Company to promote its dietary supplement and cosmetic products. On February 2, 2014 the Company issued 100,000 and 150,000 stock options with an exercise price of $1.30 and $2.00, respectively and issued 50,000 shares of stock to the Company’s Vice President of Corporate Development and Strategy at the time he joined the Company.

On April 24, 2014, the Company issued 50,000 stock options with an exercise price of $0.72 to the Company’s Chief Scientific Officer.

On August 1, 2014, the Company issued 50,000 stock options to each of its two new directors with an exercise price of $0.37. The stock options vest over two years, 50% at the first anniversary of the date of grant and the remainder on the second anniversary of the date of grant.

On December 27, 2014 the Company issued 50,000 stock options to each of two directors for their annual stock option grant with an exercise price of $0.15.

Common stock options issued, redeemed and outstanding during the years ended December 31, 2014, 2013 and 2012 are as follows:

		Weighted
		Average
		Exercise
		Price Per	Grant Date
	Number	Share	Fair Value
Options
Options outstanding at January 1, 2012	16,989,000	$2.68	$2.16
Options forfeited during 2012	(50,000)	(3.99)
Options exercised during 2012	(664,000)	(2.10)
Options issued during 2012	1,320,000	3.13
Options outstanding at December 31, 2012	17,595,000	$2.73	$2.19
Options forfeited during 2013	(1,715,000)	(2.72)
Options exercised during 2013	-	-
Options expired during 2013	(335,000)	(3.44)
Options issued during 2013	6,600,000	1.29
Options outstanding at December 31, 2013	22,145,000	$2.27	$1.79
Options forfeited during 2014	(130,000)	(1.90)
Options exercised during 2014	-	-
Options expired during 2014	(40,000)	(3.00)
Options issued during 2014	3,500,000	1.13
Options outstanding at December 31, 2014	25,475,000	$2.12	$1.66

The following table summarizes information for options outstanding and exercisable at December 31, 2014.

	Options Outstanding				Exercisable
		Weighted	Weighted			Weighted
		Avg.	Avg.			Avg.	Aggregate
		Remaining	Exercise	Aggregate		Exercise	Intrinsic
Range of Prices	Number	Life Years	Price	Intrinsic Value	Number	Price	Value
$0.15 - 2.00	12,700,000	7.88	$1.32	$3,000	4,875,000	$1.48	$3,000
2.01 - 3.00	11,405,000	5.91	2.86	-	11,405,000	2.86	-
3.01 - 4.00	1,220,000	6.83	3.21	-	1,220,000	3.21	-
4.01 - 4.95	150,000	5.95	4.08	-	150,000	4.08	-
$0.98 - 4.95	25,475,000	6.55	2.12	$3,000	17,650,000	2.52	$3,000

A summary of the status of the Company’s non-vested stock options as of December 31, 2014, and changes during the year then ended, is presented below.

		Weighted
		Average
		Grant-Date Fair
Non-vested Stock Options	Shares	Value
Non-vested at December 31, 2013	4,710,000	$0.95
Granted	3,500,000	0.80
Vested	(275,000)	(0.44)
Forfeited	(110,000)	(1.21)
Non-vested at December 31, 2014	7,825,000	$0.90

As of December 31, 2014, there was approximately $1.9 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans. Almost all of the $1.9 million of unrecognized compensation costs relates to performance based stock options granted to Drs. Mullan and Chapman in 2013, which will be recognized over the expected period the performance goals will be achieved. The remaining $52 thousand of cost will be recognized over the next two years. There were no options exercised in the year ended December 31, 2014.

In December 2011 the shareholders approved performance stock options granted to Mr. Williams and Mr. Perito, the Company’s former CEO and Chairman of the Board, respectively. In 2011 sixty-five percent of the options granted vested upon shareholder approval and satisfaction of two of the performance criteria. In 2013 Mr. Williams forfeited his unvested shares from the grant in the amount of 1,715,000 options.  Mr. Perito’s remaining unvested performance stock options (1,400,000 options) vested upon satisfaction of one of the other performance criteria and the Company recorded a stock compensation expense of $3.5 million for those options in the fourth quarter 2013.

The fair value of options was estimated on the date of grant issuance using the Black-Scholes option pricing model with the following weighted average assumptions:

	2014	2013	2012
Expected life of options based on simplified method for employees	2 - 5 years	2 - 5 years	2 - 5 years
Risk free interest rate	1.55-1.73%	0.40-1.77%	0.31-1.04%
Expected volatility	101.62-104.39%	94.01-104.63%	111.27-121.85%
Expected dividend yield	0%	0%	0%

Total stock-based compensation (stock and stock option) cost recognized is as follows:

$ thousands	2014	2013	2012
Employee	$9,181	$5,332	$3,121
Non-employee consultants and directors	228	1,673	1,471
	$9,409	$7,005	$4,592

In 2014 the Company issued a total of 223,052 share of common stock to consultants in connection with services provided to the Company. These grants had a fair value of $0.2 million.

In 2013 the Company issued a total of 175,685 shares of common stock and 100,000 stock options to consultants in connection with services provided to the Company. These grants had a fair value of $0.6 million.

In 2012 the Company issued a total of 330,000 shares of common stock to employees as part of a severance plan granted to long term employees who transitioned from the Company as a result of the discontinuation of its dissolvable tobacco business and 50,000 shares of common stock to a marketing consultant. The total of 380,000 shares of common stock had a fair value of $1.2 million. These shares were issued from the Company’s 2008 Incentive Award Plan.